Deferred revenue	12 Months Ended
Mar. 31, 2021
Disclosure Of Deferred Revenue [Abstract]
Deferred revenue [Text Block]

6. Deferred revenue

In January 2020, Burcon, Société Des Produits Nestlé ("Nestlé ") and Merit Foods entered into a joint development agreement (the "JDA") to tailor Burcon and Merit's plant-based proteins for use in Nestlé food and beverage applications.  The JDA covered ongoing innovation and the future supply of Burcon and Merit’s plant-based proteins from the Flex Production Facility.  The partnership was intended to combine Nestlé’s expertise in the development, production and commercialization of plant-based foods and beverages with Burcon’s proprietary plant protein extraction and purification technology, while leveraging Merit Foods’ plant protein production capabilities.  During the year, Burcon conducted research work and provided various samples to Nestlé for testing and analysis.  The research conducted by Burcon was successful in identifying processing techniques to modify and improve the functionality of Burcon’s and Merit’s plant-based proteins and as such, Burcon’s role in the JDA ended in January 2021, Merit has continued to work with Nestlé for the supply of Merit Foods’ plant protein products.  During the year, Burcon recorded $250,000 that was received in fiscal 2020 from Nestlé as research income.